Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Other Commitments [Line Items]
Commitments and Contingencies
Note 9. Commitments and Contingencies
Commitments
See Note 13. Commitments and Contingencies, included in the Company’s Audited Combined Annual Financial Statements for details on the Company’s off balance sheet commitments. The Company’s off-balance
sheet commitments as of June 30, 2022 included a total of $21,422 of contractual obligations.
During the nine months ended March 31, 2023, the Company’s
off-balance
sheet commitments increased by a total of $6,478 of contractual obligations offset by an immaterial decrease in marketing partnerships agreement-related commitments. The increase in contractual obligations primarily relates to future performances at The Garden. See Note 10. Credit Facilities for details of the principal repayments required under the Company’s various credit facilities.
Delayed Draw Term Loan Facility
On April 20, 2023, a subsidiary of the Company, MSG Entertainment Holdings, LLC (“MSG Entertainment Holdings”), entered into a delayed draw term loan facility (the “DDTL Facility”) with Sphere Entertainment. Pursuant to the DDTL Facility, MSG Entertainment Holdings has committed to lend up to $65,000 in delayed draw term loans to Sphere Entertainment on an unsecured basis until October 20, 2024. As of the date of this filing, Sphere Entertainment has not yet drawn upon the DDTL Facility.
The DDTL Facility will mature and any unused commitments thereunder will expire on October 20, 2024. Borrowings under the DDTL Facility will bear interest at a variable rate equal to either, at the option of Sphere Entertainment, (a) a base rate plus an applicable margin, or (b) Term SOFR plus 0.10%, plus an applicable margin. The applicable margin is equal to the applicable margin under the National Properties Facilities (as defined below), plus 1.00% per annum.

Subject to customary borrowing conditions, the DDTL Facility may be drawn in up to 6 separate borrowings of $5,000 or more. The DDTL Facility is prepayable at any time without penalty and amounts repaid on the DDTL Facility may not be reborrowed. If drawn, Sphere Entertainment will have the option to make any payments of principal, interest or fees under the DDTL Facility either in cash or by delivering to MSG Entertainment Holdings shares of MSG Entertainment Class A common stock. If Sphere Entertainment elects to make any payment in the form of MSG Entertainment Class A common stock, the amount of such payment would be calculated based on the dollar volume-weighted average trading price for MSG Entertainment Class A common stock for the 20 trading days ending on the day on which Sphere Entertainment made such election. Sphere Entertainment shall only be permitted to use the proceeds of the DDTL Facility (i) for funding costs associated with its Sphere initiative and (ii) in connection with refinancing of the indebtedness under certain senior secured credit facilities by and among MSG Networks, MSGN Eden, LLC, Regional MSGN Holdings LLC, and certain subsidiaries of MSG Networks pursuant to a credit agreement as amended and restated on October 11, 2019.
The DDTL Facility contains certain representations and warranties and affirmative and negative covenants, including, among others, financial reporting, notices of material events, and limitations on asset dispositions restricted payments, and affiliate transactions.
Legal Matters
The Company is a defendant in various lawsuits. Although the outcome of these lawsuits cannot be predicted with certainty (including the extent of available insurance, if any), management does not believe that resolution of these lawsuits will have a material adverse effect on the Company.

MSGE SPINCO, INC [Member]
Other Commitments [Line Items]
Commitments and Contingencies
Note 13. Commitments and Contingencies
Commitments
As of June 30, 2022, commitments of the Company in the normal course of business in excess of one year are as follows:

Balance (a)
Fiscal year ending June 30, 2023	$12,730
Fiscal year ending June 30, 2024	4,420
Fiscal year ending June 30, 2025	4,272

$21,422

(a)	The Company’s material off balance sheet arrangements relate to $ 14,791 for marketing partnership and other IT commitments and $ 6,631 of letters of credit.
See Note 10, Leases for more information regarding the Company’s contractually obligated minimum lease payments for operating leases having an initial non-cancelable
term in excess of one year for the Company’s venues and various corporate offices. These commitments are presented exclusive of the imputed interest used to reflect the payment’s present value.
See Note 14, Credit Facilities for more information regarding the principal repayments required under the National Properties Facilities.

Legal Matters
Fifteen complaints were filed in connection with MSG Entertainment’s acquisition of MSG Networks, Inc. (the “Networks Merger”) by purported stockholders of MSG Entertainment and MSG Networks Inc. Nine of these complaints involved allegations of materially incomplete and misleading information set forth in the joint proxy statement/prospectus filed by MSG Entertainment and MSG Networks Inc. in connection with the Networks Merger. These disclosure actions were subsequently voluntarily dismissed with prejudice. Six complaints involved allegations of fiduciary breaches in connection with the negotiation and approval of the Networks Merger and have since been consolidated into two remaining litigations. MSG Entertainment and MSG Networks Inc. will retain all rights and obligations with respect to these claims, as applicable, and MSG Entertainment will indemnify the Company from and release the Company from all present and future costs, expenses, and liabilities, if any, related to these claims.
The Company is a defendant in various lawsuits. Although the outcome of these lawsuits cannot be predicted with certainty (including the extent of available insurance, if any), management does not believe that resolution of these lawsuits will have a material adverse effect on the Company.